     As filed with the Securities and Exchange Commission on May 21, 2013



                                                            File Nos. 333-137968

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 13                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 497                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

                              (Name of Depositor)

                            5 Park Plaza, Suite 1900

                            Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                    MetLife Investors USA Insurance Company

                                c/o 501 Route 22

                             Bridgewater, NJ 08807


                                  COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[]     on (date) pursuant to paragraph (b) of Rule 485.


[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

    This registration statement incorporates herein by reference the Supplement dated April 29, 2013 to the Prospectus dated April 29, 2013 included in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File Nos. 333-137968/811-03365) filed on April 11, 2013 pursuant to paragraph
(b) of Rule 485.


    This registration statement also incorporates herein by reference the Prospectus dated April 29, 2013 and the Statement of Additional Information dated April 29, 2013 filed on May 2, 2013 pursuant to Rule 497.

                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED __________, 2013
                                       TO
                       THE PROSPECTUS DATED APRIL 29, 2013

This supplement describes the new version of the optional Lifetime Withdrawal Guarantee rider that may be elected with PrimElite IV variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our").

I. NEW VERSION OF LIFETIME WITHDRAWAL GUARANTEE

If approved in your state, the new version of the Lifetime Withdrawal Guarantee rider may be elected with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on _________, 2013.

The new version of the Lifetime Withdrawal Guarantee rider differs from the Lifetime Withdrawal Guarantee rider currently described in the April 29, 2013 prospectus only in that the amount of the Compounding Income Amount and the Withdrawal Rate under the new version is 4% instead of 5%. (See "5% Compounding Income Amount" and "Annual Benefit Payment" in the prospectus.)

Please replace the Lifetime Withdrawal Guarantee section of Appendix D (pages D-3 to D-6) with the Lifetime Withdrawal Guarantee examples attached to this prospectus supplement.

In states where the new version of the Lifetime Withdrawal Guarantee rider is available for purchase, the version of the Lifetime Withdrawal Guarantee rider described in the April 29, 2013 prospectus is no longer available for purchase.

II. GUARANTEED WITHDRAWAL BENEFIT I NO LONGER AVAILABLE FOR PURCHASE

In states where the new version of the Lifetime Withdrawal Guarantee rider has been approved, the optional Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for purchase, effective for contracts based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on ________, 2013.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife Investors Distribution Company                 Telephone: (888) 556-5412
5 Park Plaza, Suite 1900, Irvine, CA 92614

PrimElite IV is a service mark of Primerica, Inc. MetLife Investors USA Insurance Company uses this mark pursuant to a license agreement.

                                                                  SUPP-PEIVLWG13

LIFETIME WITHDRAWAL GUARANTEE


The purpose of these examples is to illustrate the operation of the version of the Lifetime Withdrawal Guarantee available with contracts issued on or after __________. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.


[GRAPHIC APPEARS HERE]







Year   Annual Benefit Payment   Cumulative Withdrawals   Account Value
   1   $4,000                   $  4,000                 $  100,000
   2   $4,000                   $  8,000                 $   90,250
   3   $4,000                   $ 12,000                 $ 80,987.5
   4   $4,000                   $ 16,000                 $72,188.13
   5   $4,000                   $ 20,000                 $63,828.72
   6   $4,000                   $ 24,000                 $55,887.28
   7   $4,000                   $ 28,000                 $48,342.92
   8   $4,000                   $ 32,000                 $41,175.77
   9   $4,000                   $ 36,000                 $34,366.98
  10   $4,000                   $ 40,000                 $27,898.63
  11   $4,000                   $ 44,000                 $ 21,753.7
  12   $4,000                   $ 48,000                 $15,916.02
  13   $4,000                   $ 52,000                 $10,370.22
  14   $4,000                   $ 56,000                 $5,101.706
  15   $4,000                   $ 60,000                 $ 96.62093
  16   $4,000                   $ 64,000                 $        0
  17   $4,000                   $ 68,000                 $        0
  18   $4,000                   $ 72,000                 $        0
  19   $4,000                   $ 76,000                 $        0
  20   $4,000                   $ 80,000                 $        0
  21   $4,000                   $ 84,000                 $        0
  22   $4,000                   $ 88,000                 $        0
  23   $4,000                   $ 92,000                 $        0
  24   $4,000                   $ 96,000                 $        0
  25   $4,000                   $100,000                 $        0



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 - $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% x $65,000 = $2,600.

B.   4% Compounding Income Amount


Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 x 4%).


The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 x 4%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 x 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 x 4%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 x 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 x 4%).


If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 x 4%).


[GRAPHIC APPEARS HERE]







Year of First Withdrawal   Annual Benefit Payment
                       1   $4,000
                       2   $4,160
                       3   $4,326
                       4   $4,499
                       5   $4,679
                       6   $4,867
                       7   $5,061
                       8   $5,264
                       9   $5,474
                      10   $5,693
                      11   $5,921



C.   Automatic Annual Step-Ups and 4% Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 x 4%).

At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 x 4%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 x 4%).


At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 x 4%).


[GRAPHIC APPEARS HERE]

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B of [to be updated by amendment]:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2012.

3.   Statement of Operations for the year ended December 31, 2012.

4.   Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B of [to be updated by amendment]:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2012 and 2011.

3.   Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and
     2010.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and
     2010.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              --------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (5)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (5)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (9)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (11)

     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (20)

     (vi)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (28)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (8010 11/00)) (1)

     (ii)     Death Benefit Rider - (Principal Protection) (Form 7015 (11/00)) (1)

     (iii)    Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)

     (iiv)    Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)) (1)

     (vi)     Terminal Illness Rider (Form 7022 (11/00)) (1)

     (vii)    Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)

     (viii)   Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)


     (x)        Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (5)

     (xi)       401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)

     (xii)      Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)

     (xiii)     Simple Individual Retirement Annuity Endorsement 8276 (9/02) (5)

     (xiv)      Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)

     (xv)       Form of Contract Schedule  [GWB] 8028-4 (11/05) (7)

     (xvi)      Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xvii)     Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG) (9)

     (xviii)    Form of Contract Schedule [LWG, et al.] 8028-5 (6/06) (9)

     (xvix)     Form of Contract Schedule [M & E] 8028-1 (2/07) - PEIV (4)

     (xx)       Fixed Account Rider 8012 (11/00) (11)

     (xxi)      Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (22)

5.   (i)        Form of Variable Annuity Application 8401 (8/06) APPVA-USA PE4 507 (4)

     (ii)       Form of Variable Annuity Application 8401 (5/10) APPPE4 May 2011 (23)

6.   (i)        Copy of Restated Articles of Incorporation of the Company (5)

     (ii)       Copy of the Bylaws of the Company (5)

     (iii)      Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

     (iv)       Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

     (v)        Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (5)

     (vi)       Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (5)

     (vii)      Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

     (viii)     Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (5)

7.   (i)(a)     Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                Insurance Company (effective April 1, 2001) (3)

     (i)(b)     Modified Coinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan
                Life Insurance Company, effective as of April 1, 2001 (Recapture of Reinsurance) (dated October 27,
                2004 and effective November 3, 2004) (27)

     (ii)(a)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (effective April 1, 2001) (made as of June 26, 2001) (3)

     (ii)(b)    Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
                1, 2001 between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance
                Company, Ltd. (Reinsurer) (27)

     (ii)(c)    Amended and Restated Automatic Reinsurance Agreement between MetLife Investors USA Insurance
                Company and Exeter Reassurance Company, Ltd. (effective April 1, 2001 and amended and restated as of July 1, 2004) (27)

     (ii)(d)    Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement Effective as of
                April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA
                Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (27)

     (ii)(e)    Amendment Nos. 17 and 18 to Automatic Reinsurance Agreement Effective as of April 1, 2001
                Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA Insurance
                Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (30)

     (iii)(a)   Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife
                Insurance Company of Connecticut (effective as of January 1, 2011) (24)


     (iii)(b)   Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of April 29, 2011 (24)

     (iii)(c)   Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of December 1, 2011 (25)

     (iii)(d)   Amendment No. 3 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of April 1, 2012 (28)

     (iv)(a)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (effective January 1, 2012) (25)

     (iv)(b)    Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2012 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance Company, Ltd.
                (Reinsurer) (28)

8.   (i)        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                Life Insurance Company and MetLife Investors USA Insurance Company (effective 07-01-04) (8)

     (ii)(a)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 02-12-01) (5)

     (ii)(b)    First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                (effective 12-01-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                Distribution Company and MetLife Investors USA Insurance Company (effective 05-01-09) (17)

     (ii)(c)    Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance
                Company et al. (effective 04-30-10) (26)

     (iii)(a)   Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
                Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
                Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (10)

     (iii)(b)   Second Amendment to Fund Participation Agreement Among MetLife Investors USA Insurance
                Company, American Funds Insurance Series and Capital Research and Management Company dated
                April 29, 2003, as amended November 1, 2005 (effective 01-01-07) (12)

     (iii)(c)   Amendment to Participation Agreement (04-29-03) Among American Funds Insurance Series, Capital
                Research and Management Company and MetLife Investors USA Insurance Company et al. (effective
                04-30-10) (23)

     (iv)(a)    Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
                Distribution Company (effective 11-01-05) (10)

     (iv)(b)    Amendment No. 1 to Participation Agreement Among Franklin Templeton Variable Insurance Products
                Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife
                Investors Distribution Company (effective 04-30-07) (15)

     (iv)(c)    Amendment to Participation Agreement (11-01-05) Among Franklin Templeton Variable Insurance
                Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
                MetLife Investors Distribution Company (effective 08-16-10) (23)

     (iv)(d)    Participation Agreement (11-01-05) Addendum Effective as of May 1, 2011 Among Franklin Templeton
                Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA
                Insurance Company and MetLife Investors Distribution Company (26)

     (iv)(e)    Amendment to Participation Agreement (11-01-05) Among Franklin Templeton Variable Insurance
                Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
                MetLife Investors Distribution Company (effective 01-15-13) (30)

     (v)(a)     Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Investors USA Insurance
                Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 11-01-05) (10)



      (v)(b)      Amendment No. 1 to the Participation Agreement Among Pioneer Variable Contracts Trust, MetLife
                  Investors USA Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                  Distributor, Inc. (effective May 1, 2011) (29)

      (vi)        Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
                  MetLife Investors USA Insurance Company (effective 11-01-05) (10)

      (vii)       Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
                  Inc., Morgan Stanley Investment Management Inc., and MetLife Investors USA Insurance Company
                  (effective 11-01-05) (10)

      (viii)(a)   Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management,
                  Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (10)

      (viii)(b)   Amendment to Participation Agreement (11-05-11) Among Van Kampen Life Investment Trust, Van
                  Kampen Asset Management, Van Kampen Funds Inc. and MetLife Investors USA Insurance Company et
                  al. (effective 4-30-10) (23)

      (ix)(a)     Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation
                  and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective
                  11-01-05) (10)

      (ix)(b)     Summary Prospectus Agreement Among Fidelity Distribution Corporation and MetLife Investors USA
                  Insurance Company et al. (effective 4-30-10) (23)

      (x)         Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                  Securities, Inc. and MetLife Investors USA Insurance Company (effective 04-30-07) (11)

      (xi)        Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets, Inc. and
                  MetLife Investors USA Insurance Company (effective 11-1-05)(12)

      (xii)(a)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                  Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07) (14)

      (xii)(b)    Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                  Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance
                  Company et al. (effective 04-30-10) (26)

      (xiii)      Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                  Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (18)

      (xiv)(a)    Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  MetLife Investors USA Insurance Company (effective 02-23-06) (18)

      (xiv)(b)    Amendment to Participation Agreement Among Oppenheimer Variable Account Funds,
                  OppenheimerFunds, Inc. and MetLife Investors USA Insurance Company, et al. (effective May 1, 2010) (29)

      (xv)(a)     Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                  Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
                  and MetLife Investors USA Insurance Company (effective 01-01-09) (19)

      (xv)(b)     Amendment to Participation Agreement (effective 01-01-09) Among Legg Mason Partners Variable
                  Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg
                  Mason Partners Fund Advisor, LLC and MetLife Investors USA Insurance Company et al. (effective
                  04-30-10) (23)

      (xvi)(a)    Participation Agreement Among AIM Variable Insurance Fund, Inc., Security First Life Insurance
                  Company and Security First Financial, Inc. (effective 06-14-99) (21)

      (xvi)(b)    Amendment to Participation Agreement (06-14-99) Among AIM Variable Insurance Funds, A I M
                  Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors Distribution
                  Company (effective 04-30-10) and Amendment to Participation Agreement (06-14-99) Among AIM
                  Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife
                  Investors USA Insurance Company et al. (effective 04-30-10) (23)

9.                Opinion and Consent of Counsel (13)

10.               Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

11.               Not Applicable.


12.       Not Applicable.


13.       Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
          Stephen M. Kessler, Lisa S. Kuklinski, Mark E. Rosenthal, Peter M. Carlson and James J. Reilly (30)


      (1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
          333-137968 and 811-03365) filed electronically on December 22, 2006.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (6) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
          333-125753 and 811-03365) filed electronically on June 13, 2005.

      (7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
          Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

     (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

     (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

     (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 17, 2007.

     (13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 17, 2007.

     (14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

     (15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

     (16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

     (17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

     (18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 15, 2008.

     (19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 22, 2009.

     (20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

     (21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 46 to Form N-4 (File
          Nos. 033-07094 and 811-03365) filed electronically on April 23, 2010.

     (22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

     (23  incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 21, 2011.

     (24) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-176374 and 811-03365) filed electronically on September 2, 2011.


     (25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

     (26) incorporated herein by reference to Registrant's N-4 (File Nos. 333-179239 and 811-03365) filed electronically on January 30, 2012.

     (27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
          Nos. 333-54470 and 811-03365) filed on April 11, 2012.

     (28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


     (29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 12, 2012.

     (30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 11, 2013.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    ------------------------------------
  Eric T. Steigerwalt                  Director, Chairman of the Board, President, and Chief
  501 Route 22                         Executive Officer
  Bridgewater, NJ 08807

  Peter M. Carlson                     Executive Vice President and Chief Accounting Officer
  1095 Avenue of the Americas
  New York, NY 10036

  Susan A. Buffum                      Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                      Vice President-Finance (principal financial officer)
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                       Director and Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Stephen M. Kessler                   Director
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Elizabeth M. Forget                  Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                    Director and Vice President
  1095 Avenue of the Americans
  New York, NY 10036

  Mark E. Rosenthal                    Director
  5 Park Plaza
  Suite 1900 EBS
  Irving, CA 92614

  Isaac Torres                         Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                 Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

Name and Principal Business Address        Positions and Offices with Depositor
-----------------------------------        ------------------------------------
         Jonathan L. Rosenthal             Vice President, Chief Hedging Officer
         10 Park Avenue
         Morristown, NJ 07962

         Christopher A. Kremer             Vice President
         501 Boylston Street
         Boston, MA 02116

         Marian J. Zeldin                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Karen A. Johnson                  Vice President
         501 Boylston Street
         Boston, MA 02116

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Gregory E. Illson                 Vice President
         501 Boylston Street
         Boston, MA 02116

         Jeffrey P. Halperin               Vice President
         334 Madison Avenue
         P O Box 1949
         Morristown, MJ 07960

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Robert L. Staffier, Jr.           Vice President
         501 Boylston Street
         Boston, MA 02116

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Manish P. Bhatt                   Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Henry W. Blaylock                 Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         John J. Iwanicki                  Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Nan Tecotzky                      Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166


Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------
  Andrew Kaniuk                       Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Jodi Anatole                        Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Geoffrey A. Fradkin                 Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Lynn A. Dumais                      Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Rashid Ismail                       Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Michael F. Rogalski                 Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Timothy J. McLinden                 Vice President
  1095 Avenue of the Americas
  New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of April 30, 2013, there were 416,169 owners of qualified contracts and 188,301 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Mark E. Rosenthal                       President
5 Park Plaza, Suite 1900 EBS
Irving, CA 92614

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company     $689,121,186         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.

ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has caused this Registration Statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 17th day of May, 2013.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY

   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
          (Depositor)

   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on May 17, 2013.


      /s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
      --------------------------------   Executive Officer
      Eric T. Steigerwalt

      /s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
      --------------------------------
      Peter M. Carlson

      /s/ James J. Reilly*               Vice President-Finance (principal financial officer)
      --------------------------------
      James J. Reilly

      /s/ Susan A. Buffum*               Director
      --------------------------------
      Susan A. Buffum

      /s/ Elizabeth M. Forget*           Director and Executive Vice President
      --------------------------------
      Elizabeth M. Forget

      /s/ Jay S. Kaduson*                Director and Vice President
      --------------------------------
      Jay S. Kaduson

      /s/ Stephen M. Kessler*            Director
      --------------------------------
      Stephen M. Kessler

      /s/ Lisa S. Kuklinski*             Director and Vice President
      --------------------------------
      Lisa S. Kuklinski

      /s/ Mark E. Rosenthal*             Director
      --------------------------------
      Mark E. Rosenthal



      *By:   /s/ Michele H. Abate
             --------------------------------
             Michele H. Abate, Attorney-In-Fact
             May 17, 2013

 * MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File Nos.
   333-137968/811-03365) filed as Exhibit 13 on April 11, 2013.